EXCHANGE LISTED FUNDS TRUST

LG QRAFT AI-Powered U.S. Large Cap Core ETF (NYSE Arca Ticker: LQAI)

(the “Fund”)

Supplement dated July 24, 2026, to the Fund’s currently effective

Summary Prospectus, Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with those documents.

Effective immediately, all references to the Fund’s website are updated to www.LQAIetf.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.